Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Income) (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015
Defined Benefit Plan Disclosure [Line Items]
Total recognized in other comprehensive (income)	$ 3,541	$ 1,428	$ 2,087	$ 790	$ (6,943)	$ (12,780)
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Actuarial gain, net of tax					(6,861)	(12,758)
Effect of foreign exchange rates					(82)	(22)
Total recognized in other comprehensive (income)					$ (6,943)	(12,780)
Other Post-Employment Obligations | CANADA
Defined Benefit Plan Disclosure [Line Items]
Actuarial gain, net of tax						419
Total recognized in other comprehensive (income)						$ 419